Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Lease and Rental Expense [Line Items]
Rental expenses for all operating lease	$ 50.9	$ 46.5	$ 40.6